091-08084

For Internal Use Only
Sec File No. 9-

Submit 1 Original
and 9 Copies

RECEIVED
2010 MAR 23 PM 4:28
SEC / TM

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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

10046710

Part I — Initial Listing Report

1. Name of Self-Regulatory Organization Trading New Derivative Securities Product:
   National Stock Exchange, Inc.
2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):
   Bank
3. Class of New Derivative Securities Product:
   Debt
4. Name of Underlying Instrument:
   S&P 500 Index
5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:
   Broad-Based
6. Ticker Symbol(s) of New Derivative Securities Product:
   BXDC
7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:
   domestic stock exchanges
8. Settlement Methodology of New Derivative Securities Product:
   Cash
9. Position Limits of New Derivative Securities Product (if applicable):

Part II — Execution

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the trading of the above-referenced new derivative securities product according to its relevant trading rules (including unlisted trading privileges), procedures and surveillance programs.

Name of Official Responsible for Form: James C. Yong

Title: Chief Regulatory Officer

Telephone Number: (312) 786-8803

Manual Signature of Official Responsible for Form:

Date: March 18, 2010

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	MAR 2 3 2010

{W1216645.1}SEC 2449 (6-01)

NSX National Stock™ Exchange

James C. Yong
Chief Regulatory Officer
james.yong@nsx.com

RECEIVED
2010 MAR 23 PM 4:28
SEC / TM

March 18, 2010

Ms. Gail Jackson
Division of Trading and Markets
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Act	Securities Excha[illegible] Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	MAR 23 2010

RE: Securities Exchange Act Forms 19b4-(e)

Dear Ms. Jackson:

Pursuant to Rule 19b4-(e) of the Securities Exchange act of 1934 ("Exchange Act"), enclosed please find one original and nine copies of a completed Form 19b4-(e), executed on behalf of the National Stock Exchange, Inc. ("NSX" or the "Exchange") for each of the following symbols which recently commenced trading on the Exchange:

1. AMY
2. LMZ
3. SMU
4. MQC
5. BLN
6. BXDC
7. ALO
8. BXDB
9. AHY
10. AMM
11. BON
12. ANG
13. BSQ
14. BXUC
15. BXUB
16. BXDD
17. EZJ
18. MTY
19. EJW
20. BYG
21. CPI
22. CRBI
23. DCX
24. EFS
25. EIR
26. EKB
27. ELU
28. FIVZ
29. FCV
30. FOC
31. FMV
32. FZB
33. FKL
34. GLJ
35. MBL
36. MGJ
37. MHC
38. MJC
39. GMMB
40. GMTB
41. GSD
42. MKZ
43. MLA
44. MOL
45. MPE
46. MMY
47. MPD
48. IWL
49. IWX
50. GXF
51. JVS
52. HEDJ
53. RHA
54. MZW
55. MUK
56. MUAA
57. MUAB
58. MUAC
59. MUAD
60. MUAE
61. MUAF
62. WFVK
63. WXSP
64. WREI
65. SZE
66. SYP
67. SYO
68. SPGH
69. SPC
70. CEZ
71. GSR
72. MCRO
73. SZL
74. SZF
75. TENZ
76. TWOL
77. TWOZ
78. ZROZ
79. UST
80. GWO
81. UWC
82. SOG
83. SAJ
84. SCB
85. SEO
86. SKN
87. SFH
88. SJV
89. SBF
90. SBA
91. SPD
92. SHK

93. SGO
94. SCT
95. SNZ
96. GBN
97. SGN
98. DMH
99. RIH
100. VRD
101. SKL
102. CRBA
103. EFN
104. SMC
105. SPO
106. ROI
107. GVT
108. SJP
109. ECV
110. SBK
111. SVW
112. BJG
113. AYT
114. AKL
115. BYL
116. JFT
117. NGOpC
118. NGXpC
119. NIIpC
120. BRIL
121. BRIS
122. INDL
123. INDZ
124. SOXL
125. SOXS
126. RBL
127. CU
128. PLTM

If you have any questions on the enclosed materials, please contact Sheila Vlach at (312) 786-8155.

Very truly yours

James C. Yong

Encls.